Securities - Net Securities Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Securities [Abstract]
Realized gross gains	$ 92	$ 28	$ 46
Realized gross losses	(535)	(23)	(13)
Total net securities (losses) gains	$ (443)	$ 5	$ 33